Income Tax Matters - Tax Credits for Loss Carry-Forwards (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	€ 7,631	€ 7,820
Ending balance, Deferred tax assets	6,682	7,631
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	3,828	2,776
Additions	217	1,268
Reversals	(295)	(161)
Perimeter changes	0	0
Translation differences and other	(866)	(55)
Ending balance, Deferred tax assets	2,884	3,828
Tax loss carryforwards generated in the tax group	4,736
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	2,272
Ending balance, Deferred tax assets	1,420	2,272
Tax loss carryforwards generated in the tax group	513
Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	2,272	1,500
Additions	0	791
Reversals	(16)	(11)
Perimeter changes	0	0
Translation differences and other	(836)	(8)
Ending balance, Deferred tax assets	1,420	2,272
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, Deferred tax assets	695
Tax loss carryforwards generated in the tax group	6,396
Germany | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	580	472
Additions	192	185
Reversals	(77)	(77)
Perimeter changes	0	0
Translation differences and other	0	0
Ending balance, Deferred tax assets	695	580
Latin America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, Deferred tax assets	769
Tax loss carryforwards generated in the tax group	382
Latin America | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	976	799
Additions	25	292
Reversals	(202)	(69)
Perimeter changes	0	0
Translation differences and other	(30)	(46)
Ending balance, Deferred tax assets	769	976
Other countries | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	0	5
Additions	0	0
Reversals	0	(4)
Perimeter changes	0	0
Translation differences and other	0	(1)
Ending balance, Deferred tax assets	0	€ 0
Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	3,002
Less than 1 year | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	219
Less than 1 year | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	0
More than 360 days | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	4,517
More than 360 days | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	€ 3,002